Revenue from Contracts with Customers (Tables)	9 Months Ended	12 Months Ended
	Dec. 25, 2020	Mar. 27, 2020
Revenue from Contract with Customer [Abstract]
Net Sales by Core End Market and Application

Net sales by core end market and application:

	Three-Month Period Ended		Nine-Month Period Ended
	December 25, 2020	December 27, 2019	December 25, 2020	December 27, 2019
Core end market:
Automotive	$113,902	$99,074	$279,759	$289,681
Industrial	23,654	21,358	65,710	56,095
Other	26,893	15,070	70,630	53,399
Other applications:
Wafer foundry products	—	16,634	—	49,622
Distribution of Sanken products	—	7,666	—	26,688

Total net sales	$164,449	$159,802	$416,099	$475,485

Net sales by core end market and application:

Fiscal Year Ended March 27, 2020
Core end market:
Automotive	$395,277
Industrial	78,399
Other	68,622
Other applications:
Wafer foundry products	72,370
Distribution of Sanken products	35,421

Total net sales	$650,089

Revenue from External Customers by Products and Services

Net sales by product:

	Three-Month Period Ended		Nine-Month Period Ended
	December 25, 2020	December 27, 2019	December 25, 2020	December 27, 2019
Power integrated circuits (“PIC”)	$54,406	$43,665	$146,276	$123,900
Magnetic sensors (“MS”)	109,457	91,837	268,956	275,275
Photonics	586	—	867	—
Wafer foundry products	—	16,634	—	49,622
Distribution of Sanken products	—	7,666	—	26,688

Total net sales	$164,449	$159,802	$416,099	$475,485

Net sales by product:

Fiscal Year Ended March 27, 2020
Power integrated circuits (‘PIC”)	$165,911
Magnetic sensors (“MS”)	376,387
Wafer foundry products	72,370
Distribution of Sanken products	35,421

Total net sales	$650,089

Revenue from External Customers by Geographic Areas

Net sales by geography:

	Three-Month Period Ended		Nine-Month Period Ended
	December 25, 2020	December 27, 2019	December 25, 2020	December 27, 2019
Americas:
United States	$23,934	$27,498	$57,892	$86,746
Other Americas	5,620	4,722	10,797	15,930
EMEA:
Europe	28,239	24,341	70,459	76,622
Asia:
Japan	26,439	46,010	72,570	131,950
Greater China	46,172	35,284	116,178	95,244
South Korea	17,606	14,119	43,733	41,413
Other Asia	16,439	7,828	44,470	27,580

Total net sales	$164,449	$159,802	$416,099	$475,485

Net sales by geography:

Fiscal Year Ended March 27, 2020
Americas:
United States	$119,139
Other Americas	20,883
EMEA:
Europe	110,126
Asia:
Japan	184,557
Greater China	121,807
South Korea	54,707
Other Asia	38,870

Total net sales	$650,089